Putnam VT Global Equity Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value
Banks (2.3%)
Bank of America Corp.	111,138	$2,359,460
Citigroup, Inc.	28,400	1,196,208

		3,555,668
Beverages (3.5%)
Asahi Group Holdings, Ltd. (Japan)	96,400	3,130,005
PepsiCo, Inc.	19,900	2,389,990

		5,519,995
Biotechnology (2.5%)
Regeneron Pharmaceuticals, Inc.(NON)	2,400	1,171,896
Vertex Pharmaceuticals, Inc.(NON)	11,243	2,675,272

		3,847,168
Building products (1.0%)
Fortune Brands Home & Security, Inc.	36,568	1,581,566

		1,581,566
Chemicals (2.6%)
Dow, Inc.	52,800	1,543,872
Sherwin-Williams Co. (The)	5,600	2,573,312

		4,117,184
Commercial services and supplies (1.4%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	3	2
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
Waste Connections, Inc.	27,521	2,132,878

		2,132,881
Construction and engineering (1.0%)
Kyudenko Corp. (Japan)	58,600	1,586,116

		1,586,116
Construction materials (1.3%)
Summit Materials, Inc. Class A(NON)	132,356	1,985,340

		1,985,340
Containers and packaging (3.3%)
Ball Corp.	30,200	1,952,732
SIG Combibloc Group AG (Switzerland)	217,605	3,260,360

		5,213,092
Distributors (1.0%)
PALTAC Corp. (Japan)	32,900	1,642,721

		1,642,721
Diversified financial services (0.8%)
Eurazeo SA (France)	27,093	1,225,903

		1,225,903
Electric utilities (5.0%)
NRG Energy, Inc.	288,003	7,850,962

		7,850,962
Electrical equipment (1.1%)
Eaton Corp. PLC	22,200	1,724,718

		1,724,718
Entertainment (2.2%)
Activision Blizzard, Inc.	38,100	2,266,188
Live Nation Entertainment, Inc.(NON)	27,400	1,245,604

		3,511,792
Food and staples retail (2.1%)
Walmart, Inc.	29,200	3,317,704

		3,317,704
Food products (7.5%)
Kerry Group PLC Class A (Ireland)	26,458	3,033,223
Nestle SA (Switzerland)	33,732	3,476,697
Nomad Foods, Ltd. (United Kingdom)(NON)	278,971	5,177,702

		11,687,622
Health-care equipment and supplies (2.8%)
Boston Scientific Corp.(NON)	55,500	1,810,965
Danaher Corp.	18,829	2,606,122

		4,417,087
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	82,071	1,282,328

		1,282,328
Household durables (1.0%)
HC Brillant Services GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	6	5
Lennar Corp. Class A	42,369	1,618,496

		1,618,501
Insurance (6.5%)
Assured Guaranty, Ltd.	154,623	3,987,727
AXA SA (France)	101,546	1,758,463
Fairfax Financial Holdings, Ltd. (Canada)	3,515	1,077,579
Prudential PLC (United Kingdom)	113,252	1,445,666
QBE Insurance Group, Ltd. (Australia)	336,745	1,839,870

		10,109,305
Interactive media and services (1.9%)
Alphabet, Inc. Class C(NON)	2,579	2,998,887

		2,998,887
Internet and direct marketing retail (4.4%)
Amazon.com, Inc.(NON)	3,549	6,919,556

		6,919,556
IT Services (5.9%)
Fidelity National Information Services, Inc.	14,900	1,812,436
Fiserv, Inc.(NON)	22,790	2,164,822
GoDaddy, Inc. Class A(NON)	32,933	1,880,804
Visa, Inc. Class A(S)	21,358	3,441,201

		9,299,263
Leisure products (0.7%)
Universal Entertainment Corp. (Japan)	75,000	1,121,459

		1,121,459
Life sciences tools and services (1.2%)
Thermo Fisher Scientific, Inc.	6,900	1,956,840

		1,956,840
Media (1.4%)
Cogeco Communications, Inc. (Canada)	31,200	2,116,581

		2,116,581
Metals and mining (1.5%)
Newmont Corp.	23,600	1,068,608
Wheaton Precious Metals Corp. (Canada)	47,600	1,310,428

		2,379,036
Oil, gas, and consumable fuels (2.6%)
Cenovus Energy, Inc. (Canada)	589,262	1,189,159
Enterprise Products Partners LP	204,218	2,920,317

		4,109,476
Personal products (1.0%)
Shiseido Co., Ltd. (Japan)	26,100	1,541,775

		1,541,775
Pharmaceuticals (3.1%)
AstraZeneca PLC (United Kingdom)	27,955	2,497,166
Novartis AG (Switzerland)	28,466	2,352,574

		4,849,740
Real estate management and development (1.2%)
Open House Co., Ltd. (Japan)	90,300	1,857,328

		1,857,328
Road and rail (3.2%)
Uber Technologies, Inc.(NON)	43,311	1,209,243
Union Pacific Corp.	26,559	3,745,881

		4,955,124
Semiconductors and semiconductor equipment (2.6%)
Micron Technology, Inc.(NON)	38,000	1,598,280
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	17,400	831,546
Texas Instruments, Inc.	16,059	1,604,776

		4,034,602
Software (9.6%)
Adobe, Inc.(NON)	7,836	2,493,729
DocuSign, Inc.(NON)	14,500	1,339,800
Dynatrace, Inc.(NON)	61,100	1,456,624
Microsoft Corp.	39,986	6,306,192
ServiceNow, Inc.(NON)	12,151	3,482,234

		15,078,579
Specialty retail (2.2%)
Advance Auto Parts, Inc.	13,102	1,222,679
Lowe's Cos., Inc.	25,083	2,158,392

		3,381,071
Technology hardware, storage, and peripherals (1.3%)
Samsung Electronics Co., Ltd. (South Korea)	51,235	1,991,203

		1,991,203
Thrifts and mortgage finance (0.8%)
Radian Group, Inc.	95,427	1,235,780

		1,235,780
Trading companies and distributors (2.0%)
Ashtead Group PLC (United Kingdom)	80,526	1,788,533
Yellow Cake PLC 144A (United Kingdom)(NON)	582,719	1,357,736

		3,146,269

Total common stocks (cost $163,123,126)		$150,900,222

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 7/31/21(i)	$40,000	$41,239
2.00%, 7/31/22(i)	256,000	267,069

Total U.S. treasury obligations (cost $308,308)		$308,308

SHORT-TERM INVESTMENTS (5.6%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	Shares	2,856,100	$2,856,100
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	5,184,298	5,184,298
U.S. Treasury Bills 1.636%, 4/2/20(SEGSF)		$245,000	245,000
U.S. Treasury Bills 1.562%, 6/4/20(SEGSF)		112,000	111,986
U.S. Treasury Bills 1.530%, 7/16/20		79,000	78,982
U.S. Treasury Bills 1.489%, 6/11/20(SEGSF)		154,000	153,972
U.S. Treasury Bills 0.014%, 9/24/20(SEGSF)		110,000	109,949
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)		15,000	14,992

Total short-term investments (cost $8,754,286)			$8,755,279
TOTAL INVESTMENTS

Total investments (cost $172,185,720)			$159,963,809

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $56,193,221) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Buy	4/2/20	$1,167,491	$1,358,196	$(190,705)
		Brazilian Real	Sell	4/2/20	1,167,491	1,449,627	282,136
		British Pound	Sell	6/17/20	4,209,863	4,375,142	165,279
		Japanese Yen	Sell	5/20/20	1,449,459	1,431,913	(17,546)
	Barclays Bank PLC
		Canadian Dollar	Buy	4/15/20	575,949	595,713	(19,764)
		Euro	Buy	6/17/20	2,553,994	2,546,735	7,259
		Hong Kong Dollar	Buy	5/20/20	2,549,297	2,542,843	6,454
		Japanese Yen	Sell	5/20/20	904,715	953,460	48,745
	Citibank, N.A.
		Danish Krone	Buy	6/17/20	1,236,401	1,246,330	(9,929)
		Euro	Buy	6/17/20	1,386,391	1,401,093	(14,702)
		Japanese Yen	Sell	5/20/20	959,130	947,683	(11,447)
	Goldman Sachs International
		Canadian Dollar	Buy	4/15/20	1,097,743	1,104,860	(7,117)
		Japanese Yen	Buy	5/20/20	4,476,229	4,421,795	54,434
	HSBC Bank USA, National Association
		Euro	Buy	6/17/20	3,049,751	3,081,226	(31,475)
		Hong Kong Dollar	Sell	5/20/20	734,950	734,453	(497)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	247,102	303,130	(56,028)
		Japanese Yen	Buy	5/20/20	3,022,987	2,968,381	54,606
		Norwegian Krone	Buy	6/17/20	322,819	361,426	(38,607)
		Singapore Dollar	Buy	5/20/20	763,723	791,888	(28,165)
		South Korean Won	Sell	5/20/20	2,459,593	2,528,628	69,035
		Swedish Krona	Buy	6/17/20	1,714,443	1,797,145	(82,702)
		Swiss Franc	Sell	6/17/20	2,884,299	2,981,891	97,592
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	1,150,561	1,299,077	(148,516)
		British Pound	Sell	6/17/20	669,265	695,642	26,377
		Euro	Buy	6/17/20	2,376,575	2,401,340	(24,765)
	State Street Bank and Trust Co.
		British Pound	Buy	6/17/20	160,196	191,030	(30,834)
		Canadian Dollar	Sell	4/15/20	1,449,466	1,523,840	74,374
		Euro	Sell	6/17/20	3,658,108	3,685,372	27,264
		Israeli Shekel	Buy	4/16/20	398,036	407,455	(9,419)
		Japanese Yen	Sell	5/20/20	1,527,162	1,508,390	(18,772)
	UBS AG
		Euro	Buy	6/17/20	3,345,522	3,371,135	(25,613)
	WestPac Banking Corp.
		British Pound	Sell	6/17/20	515,661	535,900	20,239
		Euro	Buy	6/17/20	643,863	650,482	(6,619)

	Unrealized appreciation						933,794

	Unrealized (depreciation)						(773,222)

	Total						$160,572
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $156,661,307.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,115,800	$8,665,475	$8,925,175	$15,145	$2,856,100
	Putnam Short Term Investment Fund**	1,647,764	28,087,644	24,551,110	13,706	5,184,298

	Total Short-term investments	$4,763,564	$36,753,119	$33,476,285	$28,851	$8,040,398
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,856,100, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,722,928.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $463,935.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $299,225 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.2%
	United Kingdom	8.7
	Japan	6.9
	Switzerland	5.8
	Canada	3.6
	Ireland	1.9
	France	1.9
	South Korea	1.3
	Australia	1.2
	Taiwan	0.5
	Germany	< 0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $240,567 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $463,935 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$8,627,260	$—	$—
Consumer discretionary	11,919,123	4,046,508	5
Consumer staples	10,885,396	11,181,700	—
Energy	4,109,476	—	—
Financials	9,856,754	6,269,902	—
Health care	10,221,095	4,849,740	—
Industrials	10,394,286	4,732,385	3
Information technology	28,412,444	1,991,203	—
Materials	10,434,292	3,260,360	—
Real estate	—	1,857,328	—
Utilities	7,850,962	—	—

Total common stocks	112,711,088	38,189,126	8
U.S. treasury obligations	—	308,308	—
Short-term investments	5,184,298	3,570,981	—

Totals by level	$117,895,386	$42,068,415	$8
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$160,572	$—

Totals by level	$—	$160,572	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$60,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com